ORGANIZATION AND BUSINESS (Details) $ in Millions			12 Months Ended
	Jul. 12, 2014 USD ($) shares	Jul. 12, 2014 USD ($) shares	Dec. 31, 2015 shares	Mar. 31, 2016 shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2013 shares
Organization, Consolidation and Presentation of Financial Statements
Number of Reportable Segments			1
Distribution Made to Limited Liability Company (LLC) Member, Unit Distribution			1
Debt Instrument, Convertible, Number of Equity Instruments	4,132,231	4,132,231
Sources of revenue			3	3
DFR Holdings LLC
Organization, Consolidation and Presentation of Financial Statements
Percentage of CIFC Common Shares Outstanding			74.00%	74.00%
Percentage of CIFC Common Shares Diluted			70.00%	70.00%
DFR Holdings LLC
Organization, Consolidation and Presentation of Financial Statements
Related Party Transaction, Number of Shares Owned by Related Party			18,800,000	18,800,000	18,800,000	10,090,909
Convertible Debt
Organization, Consolidation and Presentation of Financial Statements
Debt Instrument, face amount | $	$ 25.0	$ 25.0			$ 25.0
Warrant | DFR Holdings LLC
Organization, Consolidation and Presentation of Financial Statements
Class of warrant, outstanding			2,000,000	2,000,000	2,000,000	2,000,000